Intangibles Assets - Summary of The movement of intangibles and accumulated amortization (Details) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance		S/ 3,129,187	S/ 2,758,917
Account payables to Hospital y Clínica OCA's purchase price adjustment	S/ 8,193
Annual amortization		76,273	76,731	S/ 31,055
Ending balance		2,656,888	3,129,187	2,758,917
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,069,238	1,805,890
Ending balance		1,754,291	2,069,238	1,805,890
Trademark
Disclosure of detailed information about intangible assets [line items]
Beginning balance		478,531	407,283
Ending balance		412,729	478,531	407,283
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		378,910	398,406
Ending balance		271,070	378,910	398,406
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		178,730	126,480
Ending balance		193,020	178,730	126,480
Public service concessions
Disclosure of detailed information about intangible assets [line items]
Beginning balance		23,778	20,858
Ending balance		25,778	23,778	20,858
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,278,665	2,824,758	548,111
Additions		52,499	58,988	51,423
Business combination balances			24,741	2,401,965
Reclassifications from property, furniture and equipment		(63)	1,333	306
Disposal		(1,123)	(738)	(3,140)
Exchange difference		(466,248)	377,776	(173,907)
Account payables to Hospital y Clínica OCA's purchase price adjustment			(8,193)
Ending balance		2,863,730	3,278,665	2,824,758
Gross carrying amount [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,069,238	1,805,890	184,961
Business combination balances			21,330	1,729,292
Exchange difference		(314,947)	250,211	(108,363)
Account payables to Hospital y Clínica OCA's purchase price adjustment			(8,193)
Ending balance		1,754,291	2,069,238	1,805,890
Gross carrying amount [member] | Trademark
Disclosure of detailed information about intangible assets [line items]
Beginning balance		478,531	407,283	179,912
Business combination balances			3,411	278,264
Exchange difference		(65,802)	67,837	(50,893)
Ending balance		412,729	478,531	407,283
Gross carrying amount [member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		450,964	402,592	17,836
Business combination balances				390,889
Exchange difference		(73,733)	48,372	(6,133)
Ending balance		377,231	450,964	402,592
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		256,154	188,135	146,293
Additions		50,499	56,068	49,674
Business combination balances				3,520
Reclassifications from property, furniture and equipment		(63)	1,333	306
Disposal		(1,123)	(738)	(3,140)
Exchange difference		(11,766)	11,356	(8,518)
Ending balance		293,701	256,154	188,135
Gross carrying amount [member] | Public service concessions
Disclosure of detailed information about intangible assets [line items]
Beginning balance		23,778	20,858	19,109
Additions		2,000	2,920	1,749
Ending balance		25,778	23,778	20,858
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(149,478)	(65,841)	(38,122)
Disposal		6	261
Exchange difference		18,903	(7,167)	3,336
Annual amortization		(76,273)	(76,731)	(31,055)
Ending balance		(206,842)	(149,478)	(65,841)
Accumulated depreciation and amortisation [member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(72,054)	(4,186)	(3,910)
Exchange difference		16,285	(4,189)	938
Annual amortization		(50,392)	(63,679)	(1,214)
Ending balance		(106,161)	(72,054)	(4,186)
Accumulated depreciation and amortisation [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(77,424)	(61,655)	(34,212)
Disposal		6	261
Exchange difference		2,618	(2,978)	2,398
Annual amortization		(25,881)	(13,052)	(29,841)
Ending balance		S/ (100,681)	S/ (77,424)	S/ (61,655)